New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2020
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

The IASB issued a number of new IFRS standards or amendments to existing standards which are required to be adopted in annual periods beginning after December 31, 2020.

Standard	Effective date	Descriptions
IFRS 17	01/2021	Insurance Contracts
IAS 1	01/2022	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)

The adoption of standards effective 01/2020 did not have a material impact on the financial statements as of and for the year ended December  31, 2020. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2021 or later will have on its financial statements, but does not expect they will have a significant impact.